SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 14—SEGMENT REPORTING

The Company’s reporting segments are as follows:

l	Equipment—Focusing on the Company’s equipment sales including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include Wireless infrastructure technologies.

l	Services—Providing services and support of the Company’s equipment products and also the new operational support segment. The equipment Based Services are services and support the Company provides to customers after their purchases of equipment, and operational Support Services provide new services consisting of integrated multi-screen viewing from a single managed platform, time and location shifting, and reliable HD streaming These revenues will be generated through advertising, subscription and software license fees.

The Company’s Chief Operating Decision Makers make financial decisions based on information they receive from its internal management system and currently evaluates the operating performance and allocates resources to the reporting segments based on segment revenue and gross profit. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

Summarized below are the Company’s segment net sales, gross profit and segment margin for the years ended December 31, 2015, 2014 and 2013 based on the current reporting segment structure.

	Years ended December 31,
Net Sales by Segment	2015	% of net sales	2014	% of net sales	2013	% of net sales
	(in thousands, except percentages)
Equipment	$87,361	75%	$105,988	82%	$141,138	86%
Services—Equipment Based Services	29,742	25%	23,432	18%	23,301	14%
—Operational Support Services	—	0%	—	0%	—	0%
Total Sales	$117,103	100%	$129,420	100%	$164,439	100%

	Years ended December 31,
Gross profit/(loss) by Segment	2015	Gross profit %	2014	Gross profit %	2013	Gross profit %
	(in thousands, except percentages)
Equipment	$21,470	25%	$21,000	20%	$41,250	29%
Services—Equipment Based Services	6,398	22%	1,128	5%	(1,030)	(4)%
—Operational Support Services.	—	0%	—	0%	—	0%
Total Gross profit	$27,868	24%	$22,128	17%	$40,220	24%

	Years ended December 31,
Segment Margin and Operating Loss	2015	2014	2013
	(in thousands)
Equipment	$12,097	$6,583	$24,047
Services—Equipment Based Services	6,399	1,105	(1,037)
—Operational Support Services	—	(22)	(2,112)
Total segment margin	18,496	7,666	20,898
General and Corporate	(23,485)	(21,739)	(34,131)
Operating Loss	$(4,989)	$(14,073)	$(13,233)

General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration and common R&D expenses.

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
	2015	% of net sales	2014	% of net sales	2013	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$9,490	8%	$15,465	12%	$6,945	4%
Japan	57,483	49%	58,999	46%	93,203	57%
India	34,836	30%	37,424	29%	26,595	16%
Taiwan	7,904	7%	6,706	5%	13,332	8%
Other	7,390	6%	10,826	8%	24,364	15%
Total	$117,103	100%	$129,420	100%	$164,439	100%

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2015	2014
	(in thousands)
China	$1,100	$1,988
Other	410	1,049
Total long-lived assets	$1,510	$3,037